Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Total intangible assets, at cost	$ 82,948	$ 76,750
Less: accumulated amortization	(37,148)	(26,698)
Total intangible assets, net	45,800	50,052
Trademark [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Total intangible assets, at cost	46,453	42,982
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Total intangible assets, at cost	$ 36,495	$ 33,768